Consolidated Statements of Cash Flows (Photomedex, Inc) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Loss	$ (996,344)	$ (1,387,571)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Provision for doubtful accounts	920,929	1,371,797
Changes in operating assets and liabilities:
Accounts receivable	(1,125,540)	(725,509)
Inventories	706,456	(227,725)
Prepaid expenses and other assets	162,754	193,460
Deferred revenues	(197,993)	(291,445)
Net cash provided by (used in) operating activities	283,429	(1,514,821)
Cash Flows From Investing Activities:
Purchases of property and equipment	(2,090)
Net cash provided by investing activities	(2,090)
Cash Flows From Financing Activities:
Net cash used in financing activities	(225,000)	1,704,140
Net decrease in cash and cash equivalents	56,339	189,319
CASH AND CASH EQUIVALENTS, beginning of the year	1,334,302	1,144,983
CASH AND CASH EQUIVALENTS, end of the year	1,390,641	1,334,302
Supplemental information:
Cash paid for interest
Photomedex, Inc. [Member]
Cash Flows From Operating Activities:
Loss	(13,264,000)	(34,554,000)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Depreciation and amortization	559,000	1,973,000
Impairment of goodwill and intangible assets	3,518,000	21,481,000
Provision for doubtful accounts	457,000	1,533,000
Deferred income taxes	470,000	865,000
Stock-based compensation	1,969,000	2,280,000
Loss on disposal of property and equipment	213,000
Loss on sale assets	2,574,000	515,000
Changes in operating assets and liabilities:
Accounts receivable	2,943,000	7,460,000
Inventories	1,444,000	4,707,000
Prepaid expenses and other assets	(256,000)	6,195,000
Accounts payable	(144,000)	(3,376,000)
Accrued compensation and related expenses	1,118,000	708,000
Other accrued liabilities	69,000	(4,045,000)
Deferred revenues	(1,312,000)	(2,969,000)
Adjustments related to continuing operations	13,622,000	37,327,000
Adjustment related to discontinued operations		(9,235,000)
Net cash provided by (used in) operating activities	358,000	(6,462,000)
Cash Flows From Investing Activities:
Decrease in restricted cash	382,000
Purchases of property and equipment	(94,000)	(321,000)
Proceeds from short-term deposit		87,000
Proceeds on sale of property and equipment	110,000
Proceeds on sale of assets	1,750,000	1,210,000
Net cash provided by investing activities - continuing operations	2,148,000	976,000
Net cash provided by investing activities - discontinued operations		76,153,000
Net cash provided by investing activities	2,148,000	77,129,000
Cash Flows From Financing Activities:
Registration costs		(84,000)
Proceeds from note payable	5,460,000
Repayment of debt		(76,500,000)
Payments on notes payable	(6,144,000)	(914,000)
Net cash used in financing activities - continuing operations	(684,000)	(77,498,000)
Net cash used in financing activities - discontinued operations		(92,000)
Net cash used in financing activities	(684,000)	(77,590,000)
Effect of exchange rate changes on cash	(2,789,000)	(124,000)
Net decrease in cash and cash equivalents	(967,000)	(7,047,000)
CASH AND CASH EQUIVALENTS, beginning of the year	3,302,000	10,349,000
CASH AND CASH EQUIVALENTS, end of the year	2,335,000	3,302,000
Supplemental information:
Cash paid for income taxes	203,000	85,000
Cash paid for interest	$ 281,000	$ 1,594,000